Shareholders' Equity (Details 4) - Stock Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Range of Exercise Prices
Options Outstanding (in shares)	923	1,022
Weighted Average Exercise Price (in dollars per share)	$ 44.83	$ 46.68
Options Exercisable (in shares)	616	591
Weighted Average Exercise Price (in dollars per share)	$ 48.52	$ 48.36
Weighted Average Remaining Contractual Life (in years)	3 years 4 months 13 days	3 years 10 months 24 days
Range of Exercise Prices $24.39 - $38.27
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 24.39	$ 24.39
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 38.27	$ 38.27
Options Outstanding (in shares)	374	289
Weighted Average Exercise Price (in dollars per share)	$ 36.48	$ 35.26
Options Exercisable (in shares)	84	69
Weighted Average Exercise Price (in dollars per share)	$ 34.28	$ 25.68
Weighted Average Remaining Contractual Life (in years)	4 years 6 months 4 days	4 years 8 months 23 days
Range of Exercise Prices $40.07 - $40.07
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 40.07
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40.07
Options Outstanding (in shares)	15
Weighted Average Exercise Price (in dollars per share)	$ 40.07
Options Exercisable (in shares)	7
Weighted Average Exercise Price (in dollars per share)	$ 40.07
Weighted Average Remaining Contractual Life (in years)	5 years 9 months 22 days
Range of Exercise Prices $40.07 - $45.13
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 40.07
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 45.13
Options Outstanding (in shares)		82
Weighted Average Exercise Price (in dollars per share)		$ 44.20
Options Exercisable (in shares)		39
Weighted Average Exercise Price (in dollars per share)		$ 45.13
Weighted Average Remaining Contractual Life (in years)		3 years 9 months
Range of Exercise Prices $45.13- $45.13
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 45.13
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 45.13
Options Outstanding (in shares)	56
Weighted Average Exercise Price (in dollars per share)	$ 45.13
Options Exercisable (in shares)	48
Weighted Average Exercise Price (in dollars per share)	$ 45.13
Weighted Average Remaining Contractual Life (in years)	2 years 6 months 18 days
Range of Exercise Prices $51.48 - $51.48
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 51.48	$ 51.48
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 51.48	$ 51.48
Options Outstanding (in shares)	478	491
Weighted Average Exercise Price (in dollars per share)	$ 51.48	$ 51.48
Options Exercisable (in shares)	477	407
Weighted Average Exercise Price (in dollars per share)	$ 51.48	$ 51.48
Weighted Average Remaining Contractual Life (in years)	2 years 5 months 27 days	3 years 4 months 21 days
Range of Exercise Prices $53.83 - $53.83
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 53.83
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 53.83
Options Outstanding (in shares)		160
Weighted Average Exercise Price (in dollars per share)		$ 53.83
Options Exercisable (in shares)		76
Weighted Average Exercise Price (in dollars per share)		$ 53.83
Weighted Average Remaining Contractual Life (in years)		4 years 18 days